Stock-Based Payments (Details) - Schedule of weighted average exercise price - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average exercise price [Abstract]
Number of Shares, Opening balance			174,345
Weighted Average Exercise Price, Opening balance			$ 9
Number of Shares, Granted		1,026,653	67,791
Weighted Average Exercise Price, Granted		$ 6.2	$ 11
Number of Shares, Exercised		(20,976)
Weighted Average Exercise Price, Exercised		$ 3
Number of Shares, Forfeited		(45,805)	(27,016)
Weighted Average Exercise Price, Forfeited		$ 3.1	$ 13
Number of Shares, Ending balance outstanding		1,174,992	215,119
Weighted Average Exercise Price, Ending balance outstanding		$ 6.8	$ 10
Weighted Average Contractual Term, Ending balance outstanding	4 years 10 months 24 days	4 years 10 months 28 days	9 years 3 months 18 days
Number of Shares Ending balance, exercisable	635,475	568,500
Weighted Average Exercise Price Ending balance, exercisable	$ 7.6	$ 8
Weighted Average Contractual Term, exercisable	4 years 6 months	4 years 9 months 3 days